Share-based payments - Additional Information (Details) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2023 USD ($) Plan $ / shares shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Jan. 02, 2018 $ / shares shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of share-based employee compensation plans | Plan		2
Common stock, shares authorized | shares		1,600,000,000	1,600,000,000
Share-based compensation | $		$ 28,873	$ 62,354	$ 101,770
Income tax expense / (benefit) | $		40,840	$ (52,502)	$ (85,110)
Share-based compensation, unrecognized | $		$ 44,638
Preferred stock, shares authorized | shares		233,333,333
Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, granted | $ / shares			$ 9.06
2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, granted | $ / shares				$ 350.62
Grant date fair value of shares vested | $				$ 71,630
Weighted average grant date fair value of shares vested | shares		0	0
2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares		10,580,754
Grant date fair value of shares vested | $		$ 47,983	$ 39,941	$ 32
Conversion of full liability | $		$ 6,276
Weighted-average grant date fair value per share | $ / shares		$ 16.31	$ 35.75	$ 99.6
2021 Plan | Restricted Stock Units (RSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Weighted average grant date fair value, granted | $ / shares	[1]	$ 16.31
Weighted average period compensation is expected		1 year 9 months 18 days
2021 Plan | Performance Restricted Stock Units (PRSUs)
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $			$ 7,105
2021 Plan | Stock Options
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based payment award, number of shares Granted | shares		0	166,666	0
Stock options exercisable | shares		55,554
Contractual life		10 years
Weighted average period compensation is expected		1 year 4 months 24 days
2021 Plan and 2018 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation | $		$ 28,873	$ 62,354	$ 101,770
Income tax expense / (benefit) | $		$ 1,968	$ 8,864
Minimum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		1 year
Internal performance targets		0.00%
Maximum | 2021 Plan
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Award vesting period		3 years
Internal performance targets		200.00%
Maximum | Employee Share Purchase Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Common stock, shares authorized | shares		2,083,333
Class A Ordinary Shares | Minimum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Subscription price, per share | $ / shares					$ 1.5
Class A Ordinary Shares | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares					600,000
Subscription price, per share | $ / shares					$ 2.16
Class B Ordinary Shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Subscription price, per share | $ / shares					$ 1
Class B Ordinary Shares | Maximum
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares authorized | shares					0

[1]	Represents RSUs and PRSUs based on performance target achievement of 100%.